Accounts Payable - Aging analysis based on the relevant invoice dates (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable
Accounts payable	$ 71,115	$ 41,177
Not later than 3 months
Accounts Payable
Accounts payable	60,553	35,615
Between 3 months to 6 months
Accounts Payable
Accounts payable	7,216	3,705
Between 6 months to 1 year
Accounts Payable
Accounts payable	2,137	588
Later than 1 year
Accounts Payable
Accounts payable	$ 1,209	$ 1,269